Net Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Finance Income Expense [Abstract]
Disclosure Of Finance Income Expense
This caption includes the following:

In thousands of soles	2025	2024	2023
Finance income
Interest income under the effective interest	231	328	186
Cash flow hedges settlement - Swaps	1,971	3,285	—
Interest on term deposits	7,500	12,399	8,747
Exchange difference (a)	193,004	—	75,852
Interest income on other investments	11,189	8,358	8,030
Others	942	440	163

	214,837	24,810	92,978

In thousands of soles	Note	2025	2024	2023
Finance cost
Financial liabilities measured at amortized cost – interest expense (c)		423,620	471,248	522,258
Interest from leases liabilities		11,347	12,855	13,465
Exchange difference (a)		—	41,709	—
Cash flow hedges - reclassified from OCI for costs of hedging reserve		18,268	34,482	86,135
Change in fair value of contingent consideration (d)		—	2,492	2,011
Financial assets at FVTPL – net change in fair value: Derivate assets mandatorily measured at FVTPL		(971)	7,714	9,813
Extinguishment of debt	15.a	64,818	5,595	62,193
Financial debt prepayment penalty	15.a	243	—	53,285
Unwind of derivative financial instruments measured at FVOCI		68,473	7,550	—
Change in fair value of liability for purchase of non-controlling interest (e)		3,143	—	—
Cash flow hedges settlement - Swaps		21,758	3,781	—
Others (b)		40,591	46,167	34,622

		651,290	633,593	783,782

(a)
In 2025, the net exchange difference includes an effect for S/ 22,244 thousand (S/ 9,249 thousand and S/ 32,100 thousand in 2024 and 2023, respectively) for the cash flow hedges reclassified from OCI (note 8).

(b)	For years 2025, 2024 and 2023, this includes mainly cost of factoring for S/ 20,332 thousand, S/ 19,132 thousand and S/ 14,465 thousand, respectively.
(c)	For years 2025, 2024 and 2023, this includes S/ 143 thousand, S/ 256 thousand and S/ 339 thousand related to government grants of interest expenses (note 3.O), respectively.

Reconciliation Of Changes In Contingent Liabilities Recognised In Business Combination
(d)	The movement of contingent consideration is the following:

In thousands of soles	2025	2024	2023
Balances as of January 1,	—	64,008	69,470
Acquired through business combination	—	—	—
Reversal	—	—	(4,095)
Change in fair value of contingent consideration	—	2,492	2,011
Payment of contingent consideration	—	(47,174)	(36,143)
Transfer to Account payables to former shareholder, Note 17 (d)	—	(17,178)	—
Change in fair value of contingent consideration	—	—	20,927
Exchange difference		(2,148)	11,838

Balances as of December 31	—	—	64,008

Disclosure of Liability for Purchase of Non Controlling Interest
(e)	The movement of liability for purchase of non-controlling interest is the following:

In thousands of soles	2025	2024	2023
Balances as of January 1,	—	—	—
Additions	68,111	—	—
Change in fair value	3,143	—	—
Exchange difference	468	—	—

Balances as of December 31,	71,722	—	—